Related Party Transactions - Additional Information (Detail) - PHP (₱) ₱ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Director fee for each board meeting	₱ 250
Fee for each committee meeting attended	125
Total fees paid for board meetings and board committee meetings	₱ 85,000	₱ 88,000	₱ 82,000